Intangible Assets, Net and Goodwill - Changes to Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Beginning balance	$ 834,203	$ 840,148
Goodwill related to sale of SharkNinja Co, Ltd. (See Note 4)		(5,739)
Effect of foreign currency translation	578	(206)
Ending balance	$ 834,781	$ 834,203